RISK MANAGEMENT - Net Fair Value of Risk Management Positions (Details) MMBbls in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2026 CAD ($) $ / bbl MMBbls	Dec. 31, 2025 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 28	$ 10
Fair Value Derivative Financial Instruments
Disclosure of Derivative Financial Instruments [Line Items]
Average contract financial term	27 months
Power Swap Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 5
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	8
Foreign Exchange Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ (14)
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	13.9
Weighted Average Price | $ / bbl	76.20
Fair value of derivative financial instruments net	$ (144)
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	1.7
Weighted Average Price | $ / bbl	76.12
Fair value of derivative financial instruments net	$ 25
Other financial positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 148